Fair Value Measurements (Details) - Schedule of key inputs into the Monte Carlo simulation model for the private placement warrants and public warrants - $ / shares	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 10, 2020
Schedule of key inputs into the Monte Carlo simulation model for the private placement warrants and public warrants [Abstract]
Risk-free interest rate	0.36%	0.36%	0.39%
Trading days per year	252 years	252 days	252 days
Expected volatility	29.00%	29.00%	29.00%
Exercise price	$ 11.50	$ 11.50	$ 11.50
Stock Price	$ 10.41	$ 10.41	$ 10.30